Financial Instruments - Summary of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Borrowings (measured at amortized cost)	$ 960,159	$ 764,570	$ 400,911
Derivative financial liabilities (measured at FVTPL)	520,553	380,232
Other long-term liability to related party (measured at amortized cost)	0	7,440
Long-term incentive plan (measured at FVTPL)	0	544
Trade and other payables (measured at amortized cost)	80,563	49,188
Lease liabilities (measured at amortized cost)	115,315	40,532	$ 122,140
Liabilities to related parties	9,851	1,131
Other current liabilities	61,873	53,664
Financial liabilities	$ 1,748,314	$ 1,297,301